RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Jan. 11, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Proceeds from convertible notes	$ 350			$ 0	$ 350
Salmon Pharma, Affiliate of Medice and David Baker, CEO | Convertible Promissory Note Purchase Agreement
Related Party Transaction [Line Items]
Proceeds from convertible notes	$ 350		$ 350
Note interest rate	7.00%		7.00%
Convertible notes, converted, shares issued (in shares)		54,906	54,906